Contributed Equity - Additional Information (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Jun. 21, 2023	Jan. 01, 2023
Disclosure of classes of share capital [abstract]
Par value per share			$ 1.00
Number of shares issued and fully paid	567,941,993	488,733,461		486,774,622